INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets

	2022	2021	2020
Loss carryforwards	$783,500	$879,800	$791,000
Oil & Gas properties	1,742,800	1,871,100	1,857,700
Asset retirement obligation	175,700	154,500	134,800
Deferred tax asset	2,702,000	2,905,400	2,783,500

Less valuation allowance	(2,702,000)	(2,905,400)	(2,783,500)
Deferred tax asset recognized	$–	$–	$–

Effective income tax rate schedule

	2022	2021	2020
Statutory federal income tax rate	-25%	-25%	-25%
Change in valuation allowance	-8%	4%	2%
Non-deductible change in fair value of derivative liability	-41%	-27%	-6%
Non-deductible accretion expense	-3%	7%	13%
Effect of foreign exchange	77%	41%	16%
	0%	0%	0%